Schedule of condensed balance sheets (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)
Current assets
Total current assets	$ 10,232,088	£ 7,457,146	£ 5,360,529
TOTAL ASSETS	14,382,025	10,481,620	8,683,544
Current liabilities:
Other borrowings	8,397,806	6,120,322	7,903,782
Accrued interest	95,292	69,448	4,302
TOTAL LIABILITIES	12,338,270	8,992,131	10,683,429
SHAREHOLDERS’ EQUITY
Preferred shares (US$0.0001 par value per share; 3,000,000 shares authorized; 2,575,250 shares issued and outstanding as of June 30, 2024 and 2025)	279	203	203
Ordinary shares (US$0.0001 par value per share; 300,000,000 shares authorized; 12,000,000 and 14,250,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively)	1,593	1,161	987
Additional paid-in capital	14,942,475	10,890,076	5,108,404
Accumulated other comprehensive income (loss)	(88,413)	(64,435)	152,503
Accumulated deficit	(12,812,179)	(9,337,516)	(7,261,982)
Total shareholders' deficit	2,043,755	1,489,489	(1,999,885)	£ (5,906,451)	£ (3,880,688)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	14,382,025	10,481,620	8,683,544
Parent Company [Member]
Non-current assets
Interest in a subsidiary	107	78	78
Current assets
Cash and Bank	6,043	4,404
Amount due from group companies	13,780,899	10,043,519	5,082,519
Total current assets	13,786,942	10,047,923	5,082,519
TOTAL ASSETS	13,787,049	10,048,001	5,082,597
Current liabilities:
Other borrowings	380,266	277,138
Accrued interest	8,731	6,363
Amount due to a related party	30,928	22,540	35,093
TOTAL LIABILITIES	419,925	306,041	35,093
SHAREHOLDERS’ EQUITY
Preferred shares (US$0.0001 par value per share; 3,000,000 shares authorized; 2,575,250 shares issued and outstanding as of June 30, 2024 and 2025)	279	203	203
Ordinary shares (US$0.0001 par value per share; 300,000,000 shares authorized; 12,000,000 and 14,250,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively)	1,593	1,161	987
Additional paid-in capital	14,942,475	10,890,076	5,108,404
Accumulated other comprehensive income (loss)	(1,041,391)	(758,966)	732
Accumulated deficit	(535,832)	(390,514)	(62,822)
Total shareholders' deficit	13,367,124	9,741,960	5,047,504
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 13,787,049	£ 10,048,001	£ 5,082,597